Profit/(Loss) For The Year (Continuing Operations) - Schedule of Profit/(Loss) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [Abstract]
Cost of inventories recognized as expenses		$ 40,546,553	$ 26,377,223	$ 78,408,598
Amortization of software		938,979
Taxes and surcharges	[1]	2,440	6,996	1,646
Cost of sales		41,487,972	26,384,219	78,410,244
Depreciation of property, plant and equipment		285,019	286,334	299,547
Amortization of other intangible assets and ROU assets		1,798,388
Provision of inventory obsolescence				39,778
Provision of bad debt allowance				53,991
Profit for the year		$ 2,083,407	$ 286,334	$ 393,316

[1]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).